Cover Page	Aug. 01, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 01, 2023
Entity File Number	001-16111
Entity Registrant Name	GLOBAL PAYMENTS INC
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2567903
Entity Address, Address Line One	3550 Lenox Road,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	770
Local Phone Number	829-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Explanatory NoteThis Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Global Payments Inc. (the “Company”) with the Securities and Exchange Commission on May 2, 2023 (the “Original Filing”). The purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” of the Original Filing to provide information regarding the Company’s determination on the frequency of future advisory, non-binding votes on the compensation of the Company’s named executive officers. No other changes are being made to the Original Filing.
Entity Emerging Growth Company	false
Entity Central Index Key	0001123360
Amendment Flag	true
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	GPN
Security Exchange Name	NYSE
4.875% Senior Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	4.875% Senior Notes due 2031
Trading Symbol	GPN31A
Security Exchange Name	NYSE